Average Annual Total Returns{- Fidelity Freedom Blend 2045 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K Combo Pro-04 - Fidelity Freedom Blend 2045 Fund	Fidelity Freedom Blend 2045 Fund - Class K Return Before Taxes Past 1 year	Fidelity Freedom Blend 2045 Fund - Class K Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0390 Past 1 year	F0390 Since Inception
Total	17.88%	12.48%	[1]	18.40%	13.87%	[1]	16.54%	11.82%	[1]

[1]	(a)From August 31, 2018